COSTS AND ESTIMATED EARNINGS IN EXCESS OF BILLINGS	12 Months Ended
Jun. 30, 2020
COSTS AND ESTIMATED EARNINGS IN EXCESS OF BILLINGS
COSTS AND ESTIMATED EARNINGS IN EXCESS OF BILLINGS

NOTE 5 -     COSTS AND ESTIMATED EARNINGS IN EXCESS OF BILLINGS

	June 30,
	2019	2020
Contract costs incurred plus estimated earnings	$1,120,282	$1,046,803
Less: Progress billings	(915,346)	(853,774)

Cost and estimated earnings in excess of billings	204,936	193,029
Less: Allowance for doubtful accounts	(6,981)	(6,150)

	$197,955	$186,879

The movements in allowance for doubtful accounts are as follows:

	June 30,
	2018	2019	2020
Balance at the beginning of year	$8,660	$9,929	$6,981
Additions (reversals)	1,038	(2,149)	(651)
Deconsolidation of a subsidiary	—	(465)	—
Translation adjustments	231	(334)	(180)

Balance at the end of the year	$9,929	$6,981	$6,150